The details of policy reserves (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Details of policy reserves [Line Items]
Premium reserve	₩ 24,958,573	₩ 23,328,109
Guarantee reserve	75,250	62,444
Unearned premium reserve	810	1,019
Reserve for outstanding claims	1,140,410	1,085,765
Interest rate difference guarantee reserve	2,227	2,451
Mortality gains reserve	11,946	13,136
Interest gains reserve	18,935	18,751
Long term duration dividend reserve	62	70
Reserve for policyholder's profit dividend	1,773	2,374
Reserve for losses on dividend insurance contract	1,058	1,245
Policy reserve, total	26,211,044	24,515,364
Individual insurance
Details of policy reserves [Line Items]
Premium reserve	24,934,093	23,295,514
Guarantee reserve	75,250	62,444
Unearned premium reserve	304	367
Reserve for outstanding claims	1,122,321	1,059,697
Interest rate difference guarantee reserve	2,227	2,451
Mortality gains reserve	11,943	13,131
Interest gains reserve	18,935	18,751
Long term duration dividend reserve	62	70
Reserve for policyholder's profit dividend	1,773	2,374
Reserve for losses on dividend insurance contract	1,058	1,245
Policy reserve, total	26,167,966	24,456,044
Pure endowment
Details of policy reserves [Line Items]
Premium reserve	5,729,045	5,343,670
Guarantee reserve	10,148	11,678
Unearned premium reserve	3	3
Reserve for outstanding claims	99,676	98,596
Interest rate difference guarantee reserve	2,068	2,280
Mortality gains reserve	7,026	7,736
Interest gains reserve	18,662	18,463
Long term duration dividend reserve	52	59
Reserve for policyholder's profit dividend	1,773	2,374
Reserve for losses on dividend insurance contract	1,058	1,245
Policy reserve, total	5,869,511	5,486,104
Death
Details of policy reserves [Line Items]
Premium reserve	11,722,964	10,628,661
Guarantee reserve	64,978	50,615
Unearned premium reserve	301	364
Reserve for outstanding claims	837,317	784,535
Interest rate difference guarantee reserve	148	159
Mortality gains reserve	4,741	5,195
Interest gains reserve	254	268
Long term duration dividend reserve	9	10
Policy reserve, total	12,630,712	11,469,807
Endowment
Details of policy reserves [Line Items]
Premium reserve	7,482,084	7,323,183
Guarantee reserve	124	151
Reserve for outstanding claims	185,328	176,566
Interest rate difference guarantee reserve	11	12
Mortality gains reserve	176	200
Interest gains reserve	19	20
Long term duration dividend reserve	1	1
Policy reserve, total	7,667,743	7,500,133
Group insurance
Details of policy reserves [Line Items]
Premium reserve	24,480	32,595
Unearned premium reserve	506	652
Reserve for outstanding claims	18,089	26,068
Mortality gains reserve	3	5
Policy reserve, total	43,078	59,320
Pure protection
Details of policy reserves [Line Items]
Premium reserve	24,422	32,538
Unearned premium reserve	506	652
Reserve for outstanding claims	18,089	26,068
Mortality gains reserve	3	5
Policy reserve, total	43,020	59,263
Savings
Details of policy reserves [Line Items]
Premium reserve	58	57
Policy reserve, total	₩ 58	₩ 57